INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal
Net operating loss carryforwards
Net operating loss carryforwards	$ 22.4
State
Net operating loss carryforwards
Net operating loss carryforwards	$ 17.2